UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices)(Zip code)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

The Paul Revere Variable Annuity Contract Accumulation Fund

Item 1. Schedule of Investments (Unaudited)

30-Sep-05

	Separate Account Q				Separate Account N
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Common Stocks

Apparel
NIKE, Inc. Class B	1,200	97,371	98,016	1.03%	200	16,229	16,336	1.07%

Beverage and Food
Outback Steakhouse Inc	700	29,300	25,620		100	4,219	3,660
PepsiCo, Inc.	4,090	197,645	231,944		670	32,605	37,996

		226,944	257,564	2.72%		36,824	41,656	2.73%

Broadcasting & Media
Comcast Corporation Class A *	3,000	95,651	88,140		530	16,865	15,571
Getty Images, Inc. *	1,100	63,603	94,644		180	10,562	15,487
Viacom, Inc. Class B *	1,510	61,181	49,845		—	0	0

		220,435	232,629	2.45%		27,427	31,059	2.03%

Business Services
Accenture Ltd	6,600	156,776	168,036	1.77%	1,100	25,911	28,006	1.83%

Computer – Systems & Services
Apple Computer Inc	1,400	57,955	75,054		250	10,278	13,403
Dell, Inc. *	6,730	229,659	230,166		1,100	38,456	37,620
EMC Corporation	12,100	143,256	156,574		2,030	24,046	26,268
Electronic Arts Inc	2,200	125,255	125,158		360	20,553	20,480
Fiserv, Inc. *	2,200	84,602	100,914		370	14,230	16,972
Google Inc	390	107,428	123,419		65	18,510	20,570
Intel Corporation	4,900	125,666	120,785		800	20,452	19,720
Mercury Interactive Corp	1,700	76,352	67,320		250	11,167	9,900
Microsoft Corporation	13,680	356,945	351,986		2,200	57,218	56,606
Oracle Corporation *	21,240	263,842	263,164		3,400	42,274	42,126
Symantec Corporation *	9,168	224,731	207,747		1,431	30,876	32,426
Yahoo!, Inc. *	1,800	58,573	60,912		280	8,972	9,475

		1,854,265	1,883,199	19.86%		297,032	305,567	20.00%

Consumer Products & Services
Colgate-Palmolive Company	1,400	75,567	73,906		200	10,795	10,558
Genreal Electric Company	4,500	163,411	151,515		700	25,372	23,569
Illinois Tool Works	1,100	93,791	90,563		200	17,053	16,466
Proctor & Gamble	2,900	158,820	172,434		460	25,164	27,352
SML Corp	3,300	169,471	177,012		550	28,281	29,502

		661,061	665,430	7.02%		106,665	107,447	7.03%

Electrical Equipment
Cooper Industries, LTD	700	39,851	48,398	0.51%	80	4,415	5,531	0.36%

Electronics
Amphenol Corporation	1,300	40,156	52,442	0.55%	260	7,969	10,488	0.69%

Energy
Amerada Hess Corp	300	41,535	41,250		100	13,845	13,750
Halliburton Company	1,200	49,201	82,224		200	8,200	13,704
GlobalSantaFe Corporation	1,700	59,882	77,554		300	10,577	13,686
Praxair Inc	1,600	77,775	76,688		300	14,556	14,379

		228,393	277,716	2.93%		47,178	55,519	3.63%

The Paul Revere Variable Annuity Contract Accumulation Fund

Item 1. Schedule of Investments (Unaudited)

30-Sep-05

	Separate Account Q				Separate Account N
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Financial Institutions
American Express Company	1,300	69,197	74,672		260	14,123	14,934
American International Group	1,200	74,137	74,352		200	12,356	12,392
Citigroup, Inc.	1,624	72,417	73,924		256	12,087	11,653
Countrywide Financial Corp	2,100	77,665	69,258		300	11,101	9,894
Goldman Sachs Group, Inc.	510	54,115	62,006		80	8,580	9,726
Merrill Lynch & Co., Inc.	830	49,670	50,921		150	8,976	9,203

		397,201	405,133	4.27%		67,223	67,802	4.44%

Leisure & Tourism
Carnival Corporation	2,000	90,193	99,960		310	13,899	15,494
Harley-Davidson, Inc.	2200	119,636	106,568		380	20,674	18,407
The Walt Disney Company	5,600	142,534	135,128		1,000	25,412	24,130

		352,362	341,656	3.60%		59,985	58,031	3.80%

Manufacturing Services
Caterpillar Inc	1,100	48,472	64,625		150	6,698	8,813
Lockheed Martin Corp	800	48,744	48,832		130	7,921	7,935
United Technologies Corp	2,300	117,363	119,232		400	20,398	20,736
Waters Corporation	1,400	59,814	58,240		260	11,273	10,816

		274,392	290,929	3.07%		46,289	48,300	3.16%

Medical & Health Products
Abbott Laboratories	3,700	154,156	156,880		580	24,170	24,592
Alcon Inc ADR	300	37,866	38,364		50	6,316	6,394
Allergan, Inc.	700	50,061	64,134		100	7,166	9,162
Amgen, Inc. *	4,480	262,212	356,922		720	42,397	57,362
Eli Lilly and Company	3,900	248,135	208,728		580	37,056	31,042
Fisher Scientific International	1,300	73,295	80,665		180	9,957	11,169
Genentech, Inc. *	600	29,841	50,526		110	5,483	9,263
Genzyme Corp. *	2,000	100,341	143,280		300	15,148	21,492
Gilead Sciences, Inc. *	2,500	81,461	121,900		430	13,328	20,967
Johnson & Johnson	5,410	292,787	342,345		850	45,926	53,788
Medtronic, Inc.	2,650	129,250	142,093		420	20,725	22,520
St. Jude Medical Inc	2,800	112,780	131,040		500	20,194	23,400
WellPoint Inc	850	50,726	64,447		100	5,791	7,582
Wyeth	7,800	319,872	360,906		1,230	50,131	56,912
Zimmer Holdings	1,100	85,850	75,779		200	15,592	13,778

		2,028,634	2,338,008	24.65%		319,381	369,423	24.17%

Semiconductors / Storage
Analog Devices, Inc.	2,570	88,921	95,450		390	12,714	14,485
Marvell Technology Group	1,000	36,367	46,110		150	5,455	6,917
SanDisk Corp	2,600	109,015	125,450		420	17,644	20,265
Texas Instruments, Inc.	3,100	75,925	105,090		500	12,246	16,950
Xilinx Inc	3,900	114,534	108,615		600	17,625	16,710

		424,762	480,715	5.07%		65,684	75,326	4.93%

The Paul Revere Variable Annuity Contract Accumulation Fund

Item 1. Schedule of Investments (Unaudited)

30-Sep-05

	Separate Account Q				Separate Account N
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets

Stores
CVS Corporation	6,100	131,910	176,961		960	21,362	27,850
Home Depot Inc	1,200	47,803	45,768		200	7,967	7,628
Kohl’s Corporation *	2,270	112,021	113,909		410	20,165	20,574
Lowe’s Companies, Inc.	2,100	114,342	135,240		380	20,939	24,472
Petsmart, Inc.	4,600	136,134	100,188		770	22,771	16,771
Staples, Inc	3,350	70,222	71,422		550	11,529	11,726
Target Corporation	2,430	91,243	126,190		360	13,848	18,695
Wal-Mart Stores, Inc.	3,900	196,148	170,898		600	29,999	26,292

		899,822	940,576	9.92%		148,579	154,007	10.08%

Telecommunications
Amdocs Limited	2,800	77,091	77,644		500	13,802	13,865
Cisco Systems, Inc. *	22,140	537,930	396,970		3,630	78,012	65,086
Corning Inc	7,800	93,780	150,774		1,200	15,361	23,196
Qualcomm, Inc.	4,600	161,919	205,850		770	27,428	34,458
Sprint Nextel Corp	4,500	106,038	107,010		700	16,507	16,646

		976,758	938,248	9.89%		151,110	153,250	10.03%

Transportation
FedEx Corporation	1,200	90,569	104,556		180	13,736	15,683
United Parcel Service, Inc	900	75,437	62,217		100	8,390	6,913

		166,006	166,773	1.76%		22,126	22,596	1.48%

Total Common Stocks	261,822	9,045,190	9,585,468	101.06%	42,262	1,450,027	1,550,344	101.45%

Other Assets Less Liabilities			(100,956)	-1.06%			(22,186)	-1.45%

Total Net Assets			9,484,512	100.00%			1,528,158	100.00%

*	Non—income producting security

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: October 21, 2005.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: October 21, 2005.